PROPERTY, PLANT AND EQUIPMENT (Details 2)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Leasehold Improvement
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years